Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities (including discontinued operations)
Profit (loss) before taxes from continuing operations		$ 238	[1]	$ 728	[2],[3]	$ (252)	[2],[3]
Profit (loss) before taxes from discontinued operations		116		3	[3]	(31)	[3]
Profit (loss) before taxes		354		731	[3]	(283)	[3]
Adjustments to reconcile to net cash:
Interest expense on leases		131		131	[3]	156	[3]
Interest expense on debt and other financing		497		400	[3]	468	[3]
Interest and other financial income		(18)		(23)	[3]	(13)	[3]
Adjustments for non-cash items:
Depreciation and amortization		1,364		1,196	[3]	1,208	[3]
Share of profit in joint ventures		(32)	[1]	(210)	[2],[3]	(171)	[2],[3]
(Gain) loss on disposal and impairment of assets, net		(122)		(6)	[3]	20	[3]
Share-based compensation		29		17	[3]	24	[3]
Revaluation of previously held interest in Guatemala		0		(670)	[3]	0	[3]
Profit (loss) from other joint ventures and associates, net		0		39	[3]	1	[3]
Other non-cash non-operating (income) expenses, net		77		50	[3]	106	[3]
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets, net		(104)		(93)	[3]	(43)	[3]
Decrease (increase) in inventories		5		9	[3]	(6)	[3]
Increase (decrease) in trade and other payables, net		(37)		6	[3]	40	[3]
Increase (decrease) in contract assets, liabilities and costs, net		(14)		(5)	[3]	8	[3]
Total changes in working capital		(151)		(81)	[3]	(2)	[3]
Interest paid on leases		(128)		(140)	[3]	(151)	[3]
Interest paid on debt and other financing		(411)		(355)	[3]	(411)	[3]
Interest received		8		4	[3]	11	[3]
Taxes paid		(316)		(127)	[3]	(142)	[3]
Net cash provided by operating activities		1,284		956	[3]	821	[3]
Cash flows from (used in) investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired		(283)		(2,000)	[3]	10	[3]
Financing exit from the Ghana joint venture		0		(37)	[3]	0	[3]
Proceeds from the disposal of subsidiaries and associates		152		30	[3]	10	[3]
Purchase of spectrum and licenses		(93)		(37)	[3]	(101)	[3]
Purchase of other intangible assets		(179)		(98)	[3]	(101)	[3]
Purchase of property, plant and equipment		(800)		(740)	[3]	(622)	[3]
Proceeds from sale of property, plant and equipment		21		11	[3]	9	[3]
Proceeds from disposal of equity investments, net of costs		0		163	[3]	197	[3]
Dividends and dividend advances received from joint ventures and associates		10		13	[3]	71	[3]
Settlement of derivative financial instruments		11		0	[3]	0	[3]
Transfer (to) / from pledge deposits, net		33		(33)	[3]	0	[3]
Cash advances and loans made to other parties, classified as investing activities		(3)		0	[3]	0
Cash (used in) provided by other investing activities, net		25		26	[3]	32	[3]
Net cash used in investing activities		(1,104)		(2,703)	[3]	(495)	[3]
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing		1,570		3,113	[3]	1,470	[3]
Repayment of debt and other financing		(2,127)		(1,335)	[3]	(1,744)	[3]
Loan repayment from (advance to) joint venture		0		193	[3]	(193)	[3]
Lease capital repayment		(157)		(137)	[3]	(116)	[3]
Proceeds from the rights offering, net of costs		717		0	[3]	0	[3]
Advances and dividends paid to non-controlling interests		(4)		(6)	[3]	(5)	[3]
Share repurchase program		0		(50)	[3]	(10)	[3]
Dividends paid to owners of the Company		0		0	[3]	0	[3]
Net cash from (used in) financing activities		(1)		1,777	[3]	(598)	[3]
Exchange impact on cash and cash equivalents, net		(11)		(10)	[3]	(17)	[3]
Net increase (decrease) in cash and cash equivalents		168		20	[3]	(289)	[3]
Cash and cash equivalents, beginning balance	[3]	895	[4]	875		1,164
Effect of cash in disposal group held for sale		(24)		0	[3]	0	[3]
Cash and cash equivalents, ending balance		$ 1,039		$ 895	[3],[4]	$ 875	[3]

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).
[4]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.